Measurement of financial assets and liabilities - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets at amortised cost	$ 13,603	$ 12,933
All past due
Financial assets
Financial assets at amortised cost	4	9
Accumulated impairment
Financial assets
Financial assets at amortised cost	$ 0	$ 0